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                [Transamerica Life Insurance Company Letterhead}

September 11, 2002

VIA EDGAR

______________________________________


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Separate Account VA J
      File No. 811-10413, CIK 0001114804
      Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA J, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc.; AIM Variable Insurance Funds; Dreyfus Stock Index Fund; Dreyfus Variable Investment Fund; MFS(R) Variable Insurance Trust(SM); Nations Separate Account Trust; Oppenheimer Variable Account Funds; and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..     On February 26, 2002, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

..     On August 16, 2002, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

..     On August 21, 2002, Dreyfus Stock Index Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000846800);

..     On August 28, 2002, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383);

..     On August 16 and 19, 2002, the MFS(R) Variable Insurance Trust(SM) filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

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Securities and Exchange Commission
September 11, 2002
Page 2


..     On September 3, 2002, Nations Separate Account Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001047987);

..     On August 29, September 3, September 4, and September 5, 2002, Oppenheimer
      Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

..     On August 20, 2002, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494);

..     On August 20, 2002, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016); and

..     On August 20, 2002, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Group